Condensed Consolidated Unaudited Interim Statements of Comprehensive Income (Loss) € in Thousands, $ in Thousands		6 Months Ended			12 Months Ended
		Jun. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 EUR (€) € / shares	Jun. 30, 2018 EUR (€) € / shares	Dec. 31, 2018 EUR (€) € / shares
Statement Line Items [Line Items]
Revenues | €			€ 10,303	€ 8,151	€ 18,117
Operating expenses | €			(3,455)	(2,610)	(6,342)
Depreciation and amortization expenses | €			(3,043)	(2,767)	(5,816)
Gross profit | €			3,805	2,774	5,959
Project development costs | €			(2,714)	(1,771)	(2,878)
General and administrative expenses | €			(1,879)	(1,977)	(3,600)
Share of profits of equity accounted investee | €			31	501	2,545
Other income, net | €				73	884
Operating profit (Loss) | €			(757)	(400)	2,910
Financing income | €			870	1,588	2,936
Financing income (expenses) in connection with derivatives, net | €			460	285	494
Financing expenses | €			(4,457)	(2,789)	(5,521)
Financing expenses, net | €			(3,127)	(916)	(2,091)
Profit (loss) before taxes on income | €			(3,884)	(1,316)	819
Tax benefit (Taxes on income) | €			(514)	182	(215)
Profit (loss) for the year | €			(4,398)	(1,134)	604
Profit (loss) attributable to:
Owners of the Company | €			(2,751)	(898)	1,057
Non-controlling interests | €			(1,647)	(236)	(453)
Profit (loss) for the period | €			(4,398)	(1,134)	604
Other comprehensive income (loss) items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign Operations | €			982	(799)	(787)
Effective portion of change in fair value of cash flow Hedges | €			(368)	(724)	(1,008)
Net change in fair value of cash flow hedges transferred to profit or loss | €			(1,104)	478	643
Total other comprehensive loss | €			(490)	(1,045)	(1,152)
Total comprehensive loss for the period | €			€ (4,888)	€ (2,179)	€ (548)
Basic earnings (loss) per share | € / shares			€ (0.26)	€ (0.08)	€ 0.10
Diluted earnings (loss) per share | € / shares			€ (0.26)	€ (0.08)	€ 0.10
USD [Member]
Statement Line Items [Line Items]
Revenues | $	[1]	$ 11,735
Operating expenses | $	[1]	(3,935)
Depreciation and amortization expenses | $	[1]	(3,466)
Gross profit | $	[1]	4,334
Project development costs | $	[1]	(3,091)
General and administrative expenses | $	[1]	(2,140)
Share of profits of equity accounted investee | $	[1]	35
Other income, net | $	[1]
Operating profit (Loss) | $	[1]	(862)
Financing income | $	[1]	991
Financing income (expenses) in connection with derivatives, net | $	[1]	524
Financing expenses | $	[1]	(5,076)
Financing expenses, net | $	[1]	(3,561)
Profit (loss) before taxes on income | $	[1]	(4,423)
Tax benefit (Taxes on income) | $	[1]	(585)
Profit (loss) for the year | $	[1]	(5,008)
Profit (loss) attributable to:
Owners of the Company | $	[1]	(3,132)
Non-controlling interests | $	[1]	(1,876)
Profit (loss) for the period | $	[1]	(5,008)
Other comprehensive income (loss) items that after initial recognition in comprehensive income (loss) were or will be transferred to profit or loss:
Foreign currency translation differences for foreign Operations | $	[1]	1,119
Effective portion of change in fair value of cash flow Hedges | $	[1]	(419)
Net change in fair value of cash flow hedges transferred to profit or loss | $	[1]	(1,257)
Total other comprehensive loss | $	[1]	(557)
Total comprehensive loss for the period | $	[1]	$ (5,565)
Basic earnings (loss) per share | $ / shares	[1]	$ (0.29)
Diluted earnings (loss) per share | $ / shares	[1]	$ (0.29)

[1]	Convenience translation into US$ (exchange rate as at June 30, 2019: EUR 1 = US$ 1.139)